SPINNAKER ETF SERIES
116 South Franklin Street
Rocky Mount, North Carolina 27804
252-972-9922

September 12, 2025

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
RE:	American Renaissance Index ETF, European Renaissance Index ETF, and Global Nuclear Power Index ETF, each a series of the Spinnaker ETF Series File Nos. 333-215942 and 811-22398

Ladies and Gentlemen:
Enclosed herewith for filing on behalf of the Trust, pursuant to: (i) the Securities Act of 1933 and Rule 485(a) thereunder; (ii) the Investment Company Act of 1940; and (iii) Regulation S-T, please find Post-Effective Amendment No. 138 to the Registration Statement of the Trust.
This amendment is being filed for the purpose of adding new series to the Trust.  This amendment contains the prospectus and statement of additional information, Part C, and the signature page.

If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3807.

Yours truly,

/s/ Tracie A. Coop
Tracie A. Coop, Secretary